COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating rental lease	$ 3,833	$ 5,750